JUDICIAL DEPOSITS - Summary of Detailed Information About Judicial Deposits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Judicial deposits		R$ 408,030	R$ 457,550	R$ 585,284
Unaccrued tax proceedings [Member]
Statement [Line Items]
Judicial deposits	[1]	228,331	274,273
Accrued tax proceedings [Member]
Statement [Line Items]
Judicial deposits	[2]	154,077	150,929
Unaccrued civil proceedings [Member]
Statement [Line Items]
Judicial deposits		5,462	5,783
Accrued civil proceedings [Member]
Statement [Line Items]
Judicial deposits		1,453	1,470
Unaccrued labor proceedings [Member]
Statement [Line Items]
Judicial deposits		10,018	11,014
Accrued labor proceedings [Member]
Statement [Line Items]
Judicial deposits		R$ 8,689	R$ 14,081

[1]	The tax proceedings related to these judicial deposits refer mainly to the ICMS-ST.
[2]	The tax proceedings related to these judicial deposits refer, substantially, to the sum of the amounts highlighted in note no. 21, and the amounts provisioned according to note no. 20.